INVENTORY, NET	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

6. INVENTORY, NET

Inventory consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Finished goods	6,316	3,665
Raw materials	15,803	15,720
Work-in-process	6,963	7,517
Inventory, subtotal	29,082	26,902
Less: inventory impairment provision	(12,363)	(12,117)
Inventory, net	16,719	14,785

Finished goods primarily consist of vehicles ready for transit at production factories, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.

Raw materials primarily consist of materials for volume production.

Work-in-process primarily consist of vehicles in production which will be transferred into finished goods inventory when completed.

For the six months ended June 30, 2024 and 2023, write-downs of inventories to net realizable value were US$1,772 thousand and US$362 thousand, respectively.